Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2019
Draft Kings Inc
Schedule of property plant and equipment useful life

Computer equipment and software	3 years
Furniture and fixtures	7 years
Leasehold improvements	Lesser of the lease terms or the estimated useful lives of the improvements, generally 1 – 10 years